FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (in percent)	10.00%
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	$ 145
10% increase, trade payables	599
10% decrease, trade receivables	(145)
10% decrease, trade payables	(599)
Currency risk | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	88
10% increase, trade payables	51
10% decrease, trade receivables	(88)
10% decrease, trade payables	(51)
Currency risk | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	5
10% increase, trade payables	42
10% decrease, trade receivables	(5)
10% decrease, trade payables	(42)
Currency risk | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	2
10% increase, trade payables	2
10% decrease, trade receivables	(2)
10% decrease, trade payables	(2)
Currency risk | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	14
10% increase, trade payables	34
10% decrease, trade receivables	(14)
10% decrease, trade payables	(34)
Currency risk | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	2
10% increase, trade payables	6
10% decrease, trade receivables	(2)
10% decrease, trade payables	(6)
Currency risk | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	5
10% increase, trade payables	13
10% decrease, trade receivables	(5)
10% decrease, trade payables	(13)
Currency risk | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	19
10% increase, trade payables	52
10% decrease, trade receivables	(19)
10% decrease, trade payables	(52)
Currency risk | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, trade receivables	8
10% increase, trade payables	1
10% decrease, trade receivables	(8)
10% decrease, trade payables	(1)
Currency risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,532
Currency risk | Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,008
Currency risk | Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,991
Currency risk | Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	508
Currency risk | Trade payables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	420
Currency risk | Trade payables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	21
Currency risk | Trade payables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	337
Currency risk | Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	55
Currency risk | Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	125
Currency risk | Trade payables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	523
Currency risk | Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12
Currency risk | Trade payables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	532
Currency risk | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3,839
Currency risk | Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	727
Currency risk | Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,446
Currency risk | Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	877
Currency risk | Trade receivables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	48
Currency risk | Trade receivables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	20
Currency risk | Trade receivables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	138
Currency risk | Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15
Currency risk | Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	45
Currency risk | Trade receivables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	188
Currency risk | Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	80
Currency risk | Trade receivables | Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 255